Commitments and Contingencies (Details) (MCL Trademark License Agreement [Member])	0 Months Ended	6 Months Ended
	Mar. 31, 2010	Jul. 31, 2012	Dec. 31, 2010
MCL Trademark License Agreement [Member]
Business Acquisition [Line Items]
Licensing agreement, effective date		Mar. 31, 2010
Common stock reserved for issuance per the licensing agreement	10,000,000
Licensing agreement, number of common shares issued immediately upon the execution of the agreement			1,000,000
Licensing agreement, number of shares to be issued on every anniversary of agreement	1,000,000
Licensing agreement, number of anniversary stock issuances	9
Issuance of common stock for licensing agreement		2,000,000
Licensing agreement, number of shares obligated for future issuance		1,000,000
Number of shares reserved, no longer obligated to be issued		7,000,000